Non-cash transactions	12 Months Ended
Dec. 31, 2022
Non-cash Transactions
Non-cash transactions

24	Non-cash transactions

During the years ended December 31, 2022, 2021 and 2020, the Company carried out non-cash transactions which are not reflected in the statement of cash flows. The main non-cash transactions are as follows:

	2022	2021	2020
Issuance of shares for acquisition of Pebmed	-	-	17,531
Issuance of shares for acquisition of iClinic	-	71,500	-
Issuance of shares for acquisition of Cliquefarma	-	3,000	-
Issuance of shares for acquisition of RXPRO	-	5,112	-
Provision for legal proceedings with corresponding indemnification assets	48,333	4,232	9,940
Additions and remeasurements of right-of-use assets and lease liabilities	100,873	158,651	98,904